Schedule of inventories (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 4,551	$ 8,021
Less: provision for slow moving items		(254)
Inventory	$ 4,551	$ 7,767